Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of changes in goodwill within Other assets-Other (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Goodwill [Line Items]
Gross carrying amount, Beginning of year		¥ 105,959	¥ 93,286
Accumulated Impairment, Beginning of year		(92,814)	(92,814)
Net carrying amount, Beginning of year		13,145	472
Acquisition, Changes during year			12,267	[1]
Impairment, Changes during year
Other, Changes during year	[2]	1,262	406
Gross carrying amount, End of year		107,221	105,959
Accumulated Impairment, End of year		(92,814)	(92,814)
Net carrying amount, End of year		14,407	13,145
Wholesale [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		105,294	92,814
Accumulated Impairment, Beginning of year		(92,814)	(92,814)
Net carrying amount, Beginning of year		12,480
Acquisition, Changes during year			12,078	[1]
Impairment, Changes during year
Other, Changes during year	[2]	1,260	402
Gross carrying amount, End of year		106,554	105,294
Accumulated Impairment, End of year		(92,814)	(92,814)
Net carrying amount, End of year		13,740	12,480
Other [Member]
Goodwill [Line Items]
Gross carrying amount, Beginning of year		665	472
Accumulated Impairment, Beginning of year
Net carrying amount, Beginning of year		665	472
Acquisition, Changes during year			189	[1]
Impairment, Changes during year
Other, Changes during year	[2]	2	4
Gross carrying amount, End of year		667	665
Accumulated Impairment, End of year
Net carrying amount, End of year		¥ 667	¥ 665

[1]	For the year ended March 31, 2021, Nomura recognized goodwill as a result of acquiring 100% of the ownership interests in Greentech Capital, LLC which has been allocated in its entirety to the Wholesale division for segmental reporting and reporting unit purposes. See Note 9 “Business Combination” for further information.
[2]	Includes currency translation adjustments.